Restructuring Charges (Detail Textuals) (Facility, Washington facility, USD $) In Millions, unless otherwise specified	1 Months Ended
Sep. 30, 2012
Facility | Washington facility
Restructuring Cost and Reserve [Line Items]
Restructuring remaining 2012 rent	$ 0.5
Restructuring remaining 2013 rent	0.4
Number of shares to be issuable on certain future financing events	1.5
Value of shares to be issuable on certain future financing events	0.45
Gain on lease termination	1.1
Future rent charges	0.85
Stock liability	$ 0.45